Gross Amounts Reclassified from AOCI into Consolidated Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 27, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrecognized gains/losses on derivative instruments reclassified from AOCI	$ 185
Unrealized gains/losses on marketable securities reclassified from AOCI	(205)
Total amounts reclassified from AOCI	(20)
Foreign exchange contracts | Revenue
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrecognized gains/losses on derivative instruments reclassified from AOCI	449
Foreign exchange contracts | Cost of sales
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrecognized gains/losses on derivative instruments reclassified from AOCI	(295)
Foreign exchange contracts | Other income/expense, net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrecognized gains/losses on derivative instruments reclassified from AOCI	15
Interest rate contracts | Other income/expense, net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrecognized gains/losses on derivative instruments reclassified from AOCI	$ 16